Concentration - Schedule of Concentration (Details)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Net Revenues [Member]
Schedule of Concentration [Line Items]
Concentration percentage	16.00%		23.00%		19.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration [Line Items]
Concentration percentage	40.00%		30.00%
Customer Concentration Risk [Member] | Customer B [Member] | Net Revenues [Member]
Schedule of Concentration [Line Items]
Concentration percentage			18.00%		32.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration [Line Items]
Concentration percentage	12.00%	[1]	11.00%
Customer Concentration Risk [Member] | Customer C [Member] | Net Revenues [Member]
Schedule of Concentration [Line Items]
Concentration percentage	27.00%		14.00%		15.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration [Line Items]
Concentration percentage	28.00%	[1]	13.00%
Customer Concentration Risk [Member] | Customer D [Member] | Net Revenues [Member]
Schedule of Concentration [Line Items]
Concentration percentage	17.00%		12.00%			[1]
Customer Concentration Risk [Member] | Vendor E [Member] | Accounts Receivable [Member]
Schedule of Concentration [Line Items]
Concentration percentage	12.00%
Vendor Concentration [Member] | Cost of Revenues [Member] | Vendor A [Member]
Schedule of Concentration [Line Items]
Concentration percentage	46.00%		37.00%		28.00%
Vendor Concentration [Member] | Cost of Revenues [Member] | Vendor C [Member]
Schedule of Concentration [Line Items]
Concentration percentage		[1]		[1]	17.00%
Vendor Concentration [Member] | Accounts Payable [Member] | Vendor B [Member]
Schedule of Concentration [Line Items]
Concentration percentage	27.00%		28.00%		21.00%
Vendor Concentration [Member] | Accounts Payable [Member] | Vendor D [Member]
Schedule of Concentration [Line Items]
Concentration percentage	42.00%		16.00%
Vendor Concentration [Member] | Accounts Payable [Member] | Vendor E [Member]
Schedule of Concentration [Line Items]
Concentration percentage	29.00%		69.00%
Vendor Concentration [Member] | Accounts Payable [Member] | Vendor F [Member]
Schedule of Concentration [Line Items]
Concentration percentage	15.00%		10.00%
Vendor Concentration [Member] | Accounts Payable [Member] | Vendor G [Member]
Schedule of Concentration [Line Items]
Concentration percentage	10.00%			[1]

[1]	Less than 10%